Other Payables	12 Months Ended
Mar. 31, 2024
Other Payables [Abstract]
OTHER PAYABLES

Note 12 — OTHER PAYABLES

The components of other payables are as follows:

	As of March 31,
Other payables	2023	2024	2024
	S$	S$	US$
Current
Accrued expenses	426,693	2,129,153	1,580,076
Accrued expenses - IPO	—	891,819	661,832
Other payables	2,944	37,809	28,059
	429,637	3,058,781	2,269,967

Accrued expenses mainly consist of professional service fees and cost incurred for operating activities which are yet to bill.

Accrued expenses - IPO mainly consist of professional service fees incurred in relation to the IPO which are yet to bill.

Other payables mainly consist of payable for other services and utilities expenses.